Income Tax (Details Narrative) - Globallink Investment Inc [Member] - USD ($)		3 Months Ended			9 Months Ended		12 Months Ended
	Aug. 16, 2022	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Valuation allowance							$ 200,505	$ 199,988
Effective tax rate		0.00%	354.98%	9.71%	38.78%	25.84%	(32.48%)	28.61%
Effective statutory tax rate	1.00%	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%